Note 5 - Mineral Property Interests - Mineral Properties (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Capitalized mineral property acquisition cost	$ 39,179	$ 38,875
Ann Mason [Member]
Capitalized mineral property acquisition cost	38,285	37,988
Other [Member]
Capitalized mineral property acquisition cost	$ 894	$ 887